Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2021	2020
Security rental deposits	57,908	59,144
Total non‑current financial assets	57,908	59,144